UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $230,517 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    21413    40237 SH       SOLE                    40237        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    12817   269041 SH       SOLE                   269041        0        0
DONNELLEY R R & SONS CO        COM              257867101     2813   312875 SH       SOLE                   312875        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    29175   540270 SH       SOLE                   540270        0        0
FACEBOOK INC                   CL A             30303M102     8170   306924 SH       SOLE                   306924        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113     7090   119400 SH       SOLE                   119400        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    16452  1655172 SH       SOLE                  1655172        0        0
MRC GLOBAL INC                 COM              55345K103     7490   269602 SH       SOLE                   269602        0        0
PITNEY BOWES INC               COM              724479100    10002   940000 SH       SOLE                   940000        0        0
RANGE RES CORP                 COM              75281A109    17872   284454 SH       SOLE                   284454        0        0
RED HAT INC                    COM              756577102    17844   336935 SH       SOLE                   336935        0        0
RESEARCH IN MOTION LTD         COM              760975102    10230   861800 SH  PUT  SOLE                   861800        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    14237   223218 SH       SOLE                   223218        0        0
USEC INC                       NOTE 3.000%10/0  90333EAC2     8805 22899000 PRN      SOLE                 22899000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    20906   349774 SH       SOLE                   349774        0        0
VIRNETX HLDG CORP              COM              92823T108    11252   384300 SH  PUT  SOLE                   384300        0        0
VIVUS INC                      COM              928551100    13949  1039406 SH       SOLE                  1039406        0        0